UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-05793
Morgan Stanley Municipal Income Opportunities Trust II
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: February 28, 2010
Date of reporting period: May 31, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Municipal Income Opportunities Trust II
Portfolio of Investments May 31, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Tax-Exempt Municipal Bonds (101.9%)
	Alabama (1.1%)
$1,000	Colbert County Northwest Health Care Authority, Helen Keller Hospital Ser 2003	5.75%	06/01/27	$844,290
400	Cullman Medical Park South, Medical Clinic Board Ser 1993 A	6.50	02/15/23	376,464

				1,220,754

	Arizona (1.8%)
1,125	Pima County Industrial Development Authority, Constellation Schools Ser 2008	7.00	01/01/38	868,680
800	Pima County Industrial Development Authority, Water & Wastewater Global Water Resources LLC Ser 2007 (AMT)	6.55	12/01/37	566,568
500	Pinal County Electrical District # 4 Electric System Ser 2008	6.00	12/01/38	435,725

				1,870,973

	California (4.5%)
1,775	California County Tobacco Securitization Agency, Gold County Settlement Funding Corp Ser 2006 (e)	0.00	06/01/33	183,091
320	California Municipal Finance Authority Educational Facility, Ser 2008 A (a)	5.875	07/01/28	239,501
500	California Statewide Communities Development Authority, California Baptist University Ser 2007 A	5.50	11/01/38	315,715
500	California Statewide Communities Development Authority, Lancer Educational Housing LLC Ser 2007	5.625	06/01/33	321,835
400	California Statewide Communities Development Authority, Thomas Jefferson School of Law Ser 2008 A	7.25	10/01/38	336,192
1,000	Carlsbad Community Facility District #3, Ser 2006	5.30	09/01/36	678,520
2,900	Golden State Tobacco Securitization Corporation, Asset Backed Ser 2007 A-1	5.125	06/01/47	1,734,780
485	Palm Springs, Palm Spring Int’l Airport Ser 2006 (AMT)	5.55	07/01/28	343,739
750	Quechan Indian Tribe FT Yuma Indian Reservation Ser 2008	7.00	12/01/27	528,562
12,000	Silicon Valley Tobacco Securitization Authority, Santa Clara Tobacco Securitization Corp Ser 2007 (e)	0.00	06/01/56	91,440

				4,773,375

	Colorado (3.6%)
1,000	Colorado Health Facilities Authority, Christian Living Communities Ser 2006 A	5.75	01/01/37	697,460
400	Colorado Health Facilities Authority, Christian Living Communities Ser 2009 A	8.25	01/01/34	411,344
75	Colorado Housing Finance Authority, 1998 Ser B-3	6.55	05/01/25	77,903
1,420	Copperleaf Metropolitan District #2 Ser 2006	5.85	12/01/26	898,789
2,000	Elk Valley Public Improvement Corporation Ser 2001 A	7.30	09/01/22	1,789,500

				3,874,996

	Connecticut (0.5%)
1,000	Mashantucket (Western) Pequot Tribe, Special 1997 Ser B (a)	5.75	09/01/27	552,620

	District of Columbia (1.0%)
495	District of Columbia, Washington D.C., Income Tax Secured Revenue Refg, Ser 2009 B (b)	5.00	12/01/25	529,708
515	Metropolitan Washington Airports Authority, District of Columbia & Virginia, CaterAir International Corp Ser 1991 (AMT) (c)	10.125	09/01/11	502,063

				1,031,771

	Florida (12.0%)
500	Alachua County, North Florida Retirement Village Ser 2007	5.25	11/15/17	427,065
700	Alachua County, North Florida Retirement Village Ser 2007	5.875	11/15/36	499,016
545	Brevard County Health Facilities Authority, Buena Vida Estates, Inc Ser 2007	6.75	01/01/37	435,150
2,735	Broward County Professional Sports Facilities, Civic Arena Refg. Ser 2006 A (FSA AMBAC Insd) (b)	5.00	09/01/23	2,806,806
975	Fiddlers Creek Community Development District # 1 Ser 2005	6.00	05/01/38	633,233
500	Fountainbleau Lakes Community Development District Ser 2007 B	6.00	05/01/15	400,010
500	Grand Bay at Doral Community Development District Ser 2007 A	6.00	05/01/39	256,630
450	Miami Beach Health Facilities Authority, Mount Sinai Medical Center of Florida, Refg Ser 2004	6.75	11/15/21	381,141
500	Orange County Health Facilities Authority, Orlando Lutheran Towers, Inc Ser 2005	5.70	07/01/26	362,680
1,000	Orange County Health Facilities Authority, Orlando Lutheran Towers, Inc Ser 2007	5.50	07/01/38	630,210
2,000	Orange County Health Facilities Authority, Westminister Community Care Services Inc Ser 1999	6.75	04/01/34	1,618,280
1,000	Pinellas County Health Facilities Authority, Oaks of Clearwater Ser 2004	6.25	06/01/34	879,070
965	Renaissance Commons Community Development District 2005 Ser A	5.60	05/01/36	595,974
2,640	South Miami Health Facilities Authority, Baptist Health South Florida Obligated Group Ser 2007 (b)	5.00	08/15/32	2,487,804
600	Tolomato Community Development District, Special Assessment Ser 2007	6.55	05/01/27	438,570

				12,851,639

	Georgia (1.6%)
2,000	Atlanta Eastside Ser 2005 B	5.40	01/01/20	1,715,660

	Hawaii (2.1%)
1,000	Hawaii Department of Budget & Finance, Kahala Nui Ser 2003 A	8.00	11/15/33	985,710
1,140	Hawaii State Ser 2008 DK (b)	5.00	05/01/23	1,241,981

				2,227,691

	Illinois (8.9%)
500	Bolingbrook Sales Tax Ser 2005	6.25	01/01/24	260,000
625	Bolingbrook, Will & Dupage Counties Special Service Area #2005-1 Ser 2005	5.90	03/01/27	440,888
1,000	Chicago Lake Shore East Ser 2002	6.75	12/01/32	739,150
450	Hampshire Special Service Area #18 Ser 2007 A	6.00	03/01/44	227,448
1,000	Illinois Finance Authority, Elmhurst Memorial Healthcare Ser 2008 A	5.625	01/01/37	845,740
1,000	Illinois Finance Authority, Landing at Plymouth Ser 2005 A	6.00	05/15/37	718,700
1,000	Illinois Finance Authority, Luther Oaks Ser 2006 A	6.00	08/15/39	685,690
1,000	Illinois Finance Authority, Montgomery Place Ser 2006 A	5.75	05/15/38	688,500
2,000	Illinois Health Facilities Authority, Smith Crossing Ser 2003 A	7.00	11/15/32	1,678,540
1,000	Illinois Health Facilities Authority, Villa St Benedict Ser 2003 A-1 (f)	6.90	11/15/33	441,900
1,200	Illinois Toll Highway Authority, 2008 Ser B (b)	5.50	01/01/33	1,249,076
750	Lincolnshire, Service Area #1-Sedgebrook Ser 2004	6.25	03/01/34	500,857
993	Pingree Grove Special Service Area # 7, Cambridge Lakes Ser 2006-1	6.00	03/01/36	628,897
550	Will-Kankakee Regional Development Authority, Senior Estates Supportive Living Ser 2007 (AMT)	7.00	12/01/42	424,253

				9,529,639

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE
	Indiana (0.4%)
525	Saint Joseph County, Holy Cross Village at Notre Dame Ser 2006 A	6.00	05/15/38		377,349

	Iowa (1.0%)
945	Iowa Health Facilities Development Financing Authority, Care Initiatives Ser 1996	9.25	07/01/11	(d)	1,105,300

	Kansas (2.7%)
1,000	Olathe Catholic Care Ser 2006 A	6.00	11/15/38		722,520
2,000	Overland Park Development Corporation, Convention Center Hotel Ser 2000 A	7.375	01/01/32	(d)	2,213,900

					2,936,420

	Louisiana (1.4%)
744	Lakeshore Villages Master Community Development District, Special Assessment Ser 2007	5.25	07/01/17		580,789
600	Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Refg. Ser 2007	6.375	12/01/34		442,824
500	St John Baptist Parish, Marathon Oil Corporation Ser 2007 A	5.125	06/01/37		423,680

					1,447,293

	Maine (0.4%)
500	South Berwick, Berwick Academy Ser 1998	5.55	08/01/23		469,595

	Maryland (2.9%)
1,982	Annapolis, Park Place Ser 2005 A	5.35	07/01/34		1,200,993
500	Maryland Industrial Development Financing Authority, Our Lady of Good Counsel High School Ser 2005 A	6.00	05/01/35		375,495
1,000	Maryland State Economic Development Corporation, Chesapeake Bay Conference Center Ser 2006 A	5.00	12/01/31		522,250
500	Maryland State Health & Higher Educational Facilities Authority, King Farm Presbyterian Community 2007 Ser A	5.30	01/01/37		291,150
1,000	Westminster, Caroll Lutheran Village Inc 2004 Ser A	6.25	05/01/34		741,250

					3,131,138

	Massachusetts (2.8%)
375	Massachusetts Development Finance Agency, Linden Ponds, Inc. Facility Ser 2007 A	5.75	11/15/42		228,334
1,500	Massachusetts Development Finance Agency, Loomis Communities Ser 1999 A	5.75	07/01/23		1,289,685
1,305	Massachusetts Development Finance Agency, New England Center for Children Ser 1998	5.875	11/01/18		1,103,691
500	Massachusetts Development Finance Authority, Evergreen Center Ser 2005	5.50	01/01/35		362,805

					2,984,515

	Michigan (2.0%)
450	Dearborn Economic Development Corporation, Henry Ford Village, Inc. Refg. Ser 2008	7.00	11/15/28		382,329
375	Michigan Strategic Fund Limited Obligation Revenue Refg Ser 2003 A-1 (AMT)	6.75	12/01/28		378,218
2,000	Michigan Tobacco Settlement Finance Authority, Ser 2007 A	6.00	06/01/48		1,390,500

					2,151,047

	Minnesota (1.8%)
750	Buffalo Central Minnesota Senior Housing Ser 2006 A	5.50	09/01/33		521,197
350	City of Brooklyn Park, Lease Revenue, Prairie Seeds Academy Project Ser 2009 A	9.25	03/01/39		364,382
600	Minneapolis Health Care System, Fairview Health Services Ser 2008 A	6.75	11/15/32		633,438
500	North Oaks Presbyterian Homes of North Oaks Ser 2007	6.125	10/01/39		409,735

					1,928,752

	Mississippi (0.3%)
400	Mississippi Business Finance Corporation, System Energy Resources, Inc. Ser 1998	5.875	04/01/22		371,480

	Missouri (2.7%)
450	Branson Regional Airport Transportation Development District Ser 2007 B (AMT)	6.00	07/01/37		290,241
2,000	Des Peres, West County Center Ser 2002	5.75	04/15/20		1,721,920
120	Missouri Housing Development Commission, Homeownership GNMA/FNMA Collateralized 2000 Ser A-1 (AMT)	7.50	03/01/31		128,370
500	St. Louis Industrial Development Authority, Ranken Jordan Ser 2007	5.00	11/15/22		334,915
500	St. Louis Industrial Development Authority, St. Andrews Resources for Seniors Ser 2007 A	6.375	12/01/41		364,295

					2,839,741

	Nevada (1.9%)
450	City of Las Vegas Redevelopment Agency, Tax Increment Revenue Ser 2009 A	8.00	06/15/30		477,387
970	Clark County Special Improvement District #142, Mountain’s Edge Ser 2003	6.375	08/01/23		766,222
1,000	Director of the State of Nevada Department of Business & Industry, Las Vegas Monorail 2nd Tier Ser 2000 (f)	7.375	01/01/40		50,000
675	Henderson, Local Improvement District #T-18, Ser 2006	5.30	09/01/35		243,149
600	Sparks Local Improvement District # 3 Ser 2008	6.50	09/01/20		503,508

					2,040,266

	New Jersey (4.8%)
240	New Jersey Economic Development Authority, Cigarette Tax Ser 2004	5.75	06/15/34		191,489
2,000	New Jersey Economic Development Authority, Franciscan Oaks Ser 1997	5.75	10/01/23		1,546,060
710	New Jersey Economic Development Authority, Lions Gate Ser 2005 A	5.75	01/01/25		589,165
500	New Jersey Economic Development Authority, The Presbyterian Home at Montgomery Ser 2001 A	6.375	11/01/31		382,745
1,000	New Jersey Economic Development Authority, United Methodist Homes of New Jersey Ser 1998	5.125	07/01/25		691,740
2,000	New Jersey Health Care Facilities Financing Authority, Raritan Bay Medical Center Ser 1994	7.25	07/01/27		1,678,320

					5,079,519

	New Mexico (0.7%)
1,150	Mariposa East Public Improvement District, Ser 2006	6.00	09/01/32		724,845

	New York (4.2%)
1,765	Duchess County Development Agency, St Francis Hospital Refg. Ser 2004 A	7.50	03/01/29		1,655,411
1,000	Mount Vernon Industrial Development Agency, Meadowview at the Wartburg Ser 1999	6.15	06/01/19		877,050
550	Nassau County Industrial Development Agency, Continuing Care Retirement Community Revenue, Amsterdam at Harborside Project Ser 2007 A	6.50	01/01/27		457,655
1,500	New York City Industrial Development Agency, 7 World Trade Center LLC Ser 2005 A	6.50	03/01/35		1,086,510
450	New York City Industrial Development Agency, Civic Facility, Polytechnic University Refg. Ser 2007 (ACA Insd)	5.25	11/01/37		361,544
1,000	New York Liberty Development Corporation, National Sports Museum, Ser 2006 A (f)	6.125	02/15/19		1,000

					4,439,170

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE
	North Carolina (0.3%)
400	North Carolina Medical Care Commission Healthcare Facilities, Pennybym at Maryfield Ser 2005 A	6.125	10/01/35		281,568

	North Dakota (0.3%)
450	Ward County Health Care Facilities, Trinity Obligated Group Ser 2006	5.125	07/01/29		344,920

	Ohio (2.4%)
1,700	Buckeye Tobacco Settlement Financing Authority, Asset Backed Ser 2007 A-2	5.875	06/01/30		1,333,922
600	Centerville Health Care, Bethany Lutheran Village Continuing Care Facility, Ser 2007 A	6.00	11/01/38		428,700
700	Cuyahoga County Health Care and Independent Living Facilities, Eliza Jennings Senior Care Ser 2007 A	5.75	05/15/27		502,110
350	Tuscarawas County Hospital Facilities, Twin City Hospital Ser 2007	6.35	11/01/37		268,579

					2,533,311

	Oklahoma (1.7%)
550	Chickasaw Nation Health Systems Ser 2007	6.25	12/01/32		466,736
450	Citizen Potawatomi Nation Senior Obligation Tax Revenue, Ser 2004 A	6.50	09/01/16		431,127
1,000	Oklahoma Development Finance Authority, Comanche County Hospital 2000 Ser B	6.60	07/01/31		927,820

					1,825,683

	Pennsylvania (7.1%)
2,600	Allegheny County Development Authority, West Penn Ser 2007 A	5.375	11/15/40		1,568,008
500	Allegheny County Redevelopment Authority, Pittsburgh Mills Ser 2004	5.60	07/01/23		387,470
1,000	Bucks County Industrial Development Authority, Ann’s Choice Ser 2005 A	6.25	01/01/35		754,630
2,835	Chester County Industrial Development Authority, RHA/PA Nursing Home Inc Ser 1989	8.50	05/01/32		2,688,912
750	Harrisburg Authority, Harrisburg University of Science & Technology Ser 2007 B	6.00	09/01/36		600,795
1,000	Montgomery County Industrial Development Authority, Whitemarsh Community Ser 2005	6.25	02/01/35		655,130
1,000	Pennsylvania Economic Development Financing Authority, Reliant Energy Inc Ser 2001 A (AMT)	6.75	12/01/36		951,350

					7,606,295

	South Carolina (1.9%)
250	Georgetown County, Environmental Improvement Revenue, International Paper Co., Refg, 2000 Ser A	5.95	03/15/14		246,653
1,000	Myrtle Beach, Myrtle Beach Air Force Base Ser 2006	5.25	11/01/26		642,290
1,000	South Carolina Jobs — Economic Development Authority, Westley Commons Ser 2006	5.125	10/01/26		703,260
575	South Carolina Jobs — Economic Development authority, Woodlands At Furman Ser 2007 A	6.00	11/15/37		403,995

					1,996,198

	Tennessee (2.4%)
800	Johnson City Health & Educational Facilities Board, Mountain States Health Alliance Ser 2006 A	5.50	07/01/31		696,712
1,000	Shelby County Health, Educational & Housing Facilities Board, Trezevant Manor Ser 2006 A	5.75	09/01/37		665,470
1,000	Shelby County Health, Educational & Housing Facilities Board, Village at Germantown Ser 2003 A	7.25	12/01/34		846,090
375	Trenton Health & Education Facilities Board Revenue, Merchant Capital LLC Ser 2009	9.25	04/01/39		376,080

					2,584,352

	Texas (8.0%)
450	AllianceAirport Authority, Inc. Special Facilities, Federal Express Corporation Refd Ser 2006 (AMT)	4.85	04/01/21		371,205
500	Austin Convention Enterprises Inc, Convention Center Hotel Second Tier Refg. Ser 2006 B	5.75	01/01/34		350,730
350	Brazos River Harbor Navigation, District of Brazoria County, The Dow Chemical Co. Ser 2002 A-4 (AMT)	5.95	05/15/33		299,498
1,000	Decatur Hospital Authority, Wise Regional Health Ser 2004 A	7.125	09/01/34		844,900
1,000	HFDC Central Texas Inc, Legacy at Willow Bend, Ser 2006 A	5.75	11/01/36		666,960
375	Houston Airport System Special Facilities, Continental Airlines, Inc. Ser 2001 E (AMT)	6.75	07/01/21		327,900
375	Houston Airport System Special Facilities, Continental Airlines, Inc. Ser 2001 E (AMT)	6.75	07/01/29		314,614
1,000	Houston Health Facilities Development Corporation, Buckingham Senior Living Community Ser 2004 A	7.125	02/15/14	(d)	1,198,510
1,000	Lubbock Health Facilities Development Corporation, Carillon Senior Lifecare Ser 2005 A	6.50	07/01/26		784,910
400	Tarrant County Cultural Education Facilities Finance Corpopation, Northwest Senior Housing Corporation — Edgemere Ser 2006 A	6.00	11/15/36		316,536
3,090	Texas Department of Housing and Community Affairs 2007 Ser B (AMT) (b)	5.15	09/01/27		3,102,501

					8,578,264

	Utah (0.5%)
650	Emery County Enviromental Improvement, Pacificorp Ser 1996 (AMT)	6.15	09/01/30		509,431

	Virginia (6.0%)
4,419	Chesterfield County Industrial Development Authority, Brandermill Woods, Ser 1998	6.50	01/01/28		3,602,165
1,300	Lexington Industrial Development Authority, Ser 2007 A	5.50	01/01/37		875,706
2,250	Peninsula Ports Authority of Virginia, Baptist Homes, Ser 2006 C	5.40	12/01/33		1,526,715
500	Peninsula Town Center Community Development Authority, Ser 2007	6.45	09/01/37		368,400

					6,372,986

	Washington (2.1%)
600	Port of Seattle Industrial Development Corporation, Northwest Airlines, Inc. Ser 2001 (AMT)	7.25	04/01/30		493,422
450	Washington Health Care Facilities Authority, Seattle Cancer Care Alliance Ser 2008	7.375	03/01/38		479,056
2,000	Washington Housing Finance Commission, Skyline at First Hill Ser 2007 A	5.625	01/01/38		1,276,220

					2,248,698

	West Virginia (0.6%)
750	West Virginia Hospital Finance Authority, Thomas Health Ser 2008	6.50	10/01/38		590,812

	Wisconsin (1.5%)
1,250	Wisconsin Health & Educational Facilities Authority, Beaver Dam Community Hospital Ser 2004 A	6.75	08/15/34		965,700
575	Wisconsin Health & Educational Facilities Authority, ProHealth Care, Inc. Obligated Group Ser 2009	6.375	02/15/29		595,338

					1,561,038

	Total Tax-Exempt Municipal Bonds (Cost $135,005,256)				108,709,104

	Short-Term Tax-Exempt Municipal Bonds (1.8%)
	Georgia (1.3%)
1,410	Athens-Clarke County, University of Georgia Athletic Association, Inc. Ser 2003	0.25	08/01/33		1,410,000

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Texas (0.5%)
500	Dallas Performing Arts Cultural Facilities Corp., Ser 2008	0.18	09/01/41	500,000

	Total Short-Term Tax-Exempt Municipal Bonds (Cost $1,910,000)			1,910,000

	Total Investments (Cost $136,915,256)			110,619,104

	Floating Rate Note and Dealer Trusts Obligations Related to Securities Held (-5.6%)
(5,933)	Notes with interest rates ranging from 0.32% to 0.64% at May 31, 2009 and contractual maturities of collateral ranging from 05/01/23 to 01/01/33 (g) (Cost $(5,933,000))			(5,933,000)

	Total Net Investments		98.1%	104,686,104
	(Cost $130,982,256) (h)
	Other Assets in Excess of Liabilities		1.9	1,982,369

	Net Assets		100.0%	$106,668,473

AMT	Alternative Minimum Tax.

(a)	Resale is restricted to qualified institutional investors.

(b)	Underlying security related to inverse floater entered into by the Fund.

(c)	Joint exemption.

(d)	Prerefunded to call date shown.

(e)	Capital appreciation bond.

(f)	Non-income producing security, Bond in default.

(g)	Floating rate note obligations related to securities held — The Fund enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At May 31, 2009, Fund investments with a value of $11,417,876 are held by the Dealer Trusts and serve as collateral for the $5,933,000 in floating rate note obligations outstanding at that date.

(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
Bond Insurance:

ACA	ACA Financial Guaranty Corporation.
AMBAC	AMBAC Assurance Corporation.
FSA	Financial Security Assurance Inc.

Morgan Stanley Municipal Income Opportunities Trust II
Notes to the Portfolio of Investments
FAS 157
5/31/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective March 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at May 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$110,619,104	—	$110,619,104	—

Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked- to-market daily based upon quotations from market makers; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

2

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Municipal Income Opportunities Trust II
/s/ Randy Takian
Randy Takian
Principal Executive Officer
July 21, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
July 21, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 21, 2009

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